Financial and capital risk management - Sensitiity analysis other derivatives (Details 8) $ in Millions	Jun. 30, 2023 USD ($)
Fixed Price Sales Protection Forwards [Member] | Risk Nickel Price Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (14)
Fixed Price Sales Protection Forwards [Member] | Risk Nickel Price Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(27)
Protected Item Part Of Nickel Revenues With Fixed Prices [Member] | Risk Nickel Price Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	14
Protected Item Part Of Nickel Revenues With Fixed Prices [Member] | Risk Nickel Price Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	27
Embedded Derivatives Gas Purchase [Member] | Risk Pellet Price Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(3)
Embedded Derivatives Gas Purchase [Member] | Risk Pellet Price Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(8)
Embedded Derivatives Gas Purchase [Member] | Risk Pellet Price Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (16)